Fees Summary	Aug. 21, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 750,000
Previously Paid Amount	0.00
Total Fee Amount	114.82
Total Offset Amount	0.00
Net Fee	114.82
Narrative - Max Aggregate Offering Price	$ 750,000
Final Prospectus	true